Purchases and other expenses - Provisions for litigation - Additional information (Details) - EUR (€) € in Millions	Nov. 03, 2016	May 19, 2016	Dec. 17, 2015
French Competition Authority, anti-competitive practices judicial inquiry [member] | FRANCE
Disclosure of operating segments [line items]
Fines imposed	€ 60	€ 117	€ 350